Label	Element	Value
MFS SERIES TRUST IV | MFS® Global New Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000063068_SupplementTextBlock	SUPPLEMENT TO PROSPECTUS The date of this supplement is September 27, 2013. For Certain MFS® Funds:
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Global New Discovery Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).